Income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Disclosure of detailed information about current and non-current tax assets [Text Block]
  Current and non-current tax assets

a)
Current tax assets

	12/31/2017	12/31/2016
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	17,613	45,955
Monthly provisional payment Royalty	588	3,542
Monthly provisional income tax payments, foreign companies	1,644	1,323
Corporate tax credits (1)	944	748
Corporate tax absorbed by tax losses	-	64
Taxes in recovery process	11,502	-
Total	32,291	51,632

b)	Non-current tax assets

	12/31/2017	12/31/2016
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	6,398	6,398
Specific tax on mining activities paid (on consignment)	25,781	25,781
Total	32,179	32,179

Disclosure of detailed information about current tax liabilities [Text Block]

Current tax liabilities

Current tax liabilities	12/31/2017	12/31/2016
	ThUS$	ThUS$
1st Category income tax	45,479	50,174
Foreign company income tax	28,996	25,276
Article 21 single tax	927	422
Total	75,402	75,872

Disclosure of deferred taxes [text block]
Income tax assets and liabilities as of December 31, 2017 are detailed as follows:

	Net liability position
Description of deferred tax assets and liabilities	Assets	Liabilities

	ThUS$	ThUS$

Unrealized loss	-	(68,544)
Property, plant and equipment and capitalized interest	211,435	-
Facility closure provision	-	(3,469)
Manufacturing expenses	102,748	-
Staff severance indemnities ,unemployment insurance	6,792	-
Vacation accrual	-	(4,887)
Inventory provision	-	(25,098)
Materials provision	-	(7,107)
Forwards	-	(624)
Employee benefits	-	(2,317)
Research and development expenses	3,501	-
Accounts receivable	-	(4,222)
Provision for legal complaints and expenses	-	(10,750)
Loan approval expenses	2,670	-
Junior mining companies (valued based on stock price)	2,474	-
Royalty	4,084	-
Tax loss benefit	-	(1,437)
Other	544	-
Foreign items (other)	-	(510)
Balances to date	334,248	(128,965)
Net balance	205,283	-

Income tax assets and liabilities as of December 31, 2016 are detailed as follows

	Net liability position

Description of deferred tax assets and liabilities	Assets	Liabilities

	ThUS$	ThUS$
Unrealized loss	-	(86,156)
Property, plant and equipment and capitalized interest	225,124	-
Facility closure provision	-	(1,590)
Manufacturing expenses	110,630	-
Staff severance indemnities ,unemployment	5,214	-
Vacation accrual	-	(4,061)
Inventory provision	-	(20,608)
Materials provision	-	(7,776)
Forwards	-	(10,206)
Employee benefits	-	(6,783)
Research and development expenses	4,641	-
Accounts receivable	-	(4,273)
Provision for legal complaints and expenses	-	(7,686)
Loan approval expenses	3,115	-
Junior mining companies (valued based on stock price)	1,300	-
Royalty	6,457	-
Tax loss benefit	-	(1,302)
Other	79	-
Foreign items (other)	-	(664)
Balances to date	356,560	(151,105)
Net balance	205,455	-

Description of detailed information regarding income tax rates applicable for various countries [Text Block]	The income tax rate for the main countries where the Company operates is presented below:
Country	Income tax 2017	Income tax 2016
Spain	25%	25%
Mexico	30%	30%
South Africa	28%	28%

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
Reconciliation of numbers in income tax expenses (income) and the result of multiplying financial gain by the rate prevailing in Chile,

	Income (expense)
	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	595,639	414,889	301,098
Income tax rate in force in Chile	25.5%	24%	22.5%

Tax expense using the legal rate	(151,888)	(99,573)	(67,747)
Effect of royalty tax expense and passive income	(3,529)	(6,311)	(9,157)
Tax effect of non-taxable revenue	1,746	2,461	1,511
Effect of taxable rate of non-deductible expenses for determination of taxable income (loss)	(4,594)	(10,202)	(4,350)
Tax effect of tax rates supported abroad	(6,409)	(15,933)	(3,968)
Effect of changes in tax rate	2,414	(3,629)	-
Other tax effects from the reconciliation between the accounting income and tax expense	(3,913)	222	(55)
Tax expense using the effective rate	(166,173)	(132,965)	(83,766)

Disclosure of detailed information about reconciliation of changes in deferred tax liabilities assets [Text Block]
 Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2017

	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(86,156)	17,612	-	17,612	(68,544)
Property, plant and equipment and capitalized interest	225,124	(13,689)	-	(13,689)	211,435
Facility closure provision	(1,590)	(1,879)	-	(1,879)	(3,469)
Manufacturing expenses	110,630	(7,882)	-	(7,882)	102,748
Individual savings plans, unemployment insurance	5,214	1,876	(298)	1,578	6,792
Vacation accrual	(4,061)	(826)	-	(826)	(4,887)
Inventory provision	(20,608)	(4,490)	-	(4,490)	(25,098)
Materials provision	(7,776)	669	-	669	(7,107)
Forwards	(10,206)	9,582	-	9,582	(624)
Employee benefits	(6,783)	4,466	-	4,466	(2,317)
Research and development expenses	4,641	(1,140)	-	(1,140)	3,501
Accounts receivable	(4,273)	51	-	51	(4,222)
Provision for legal complaints and expenses	(7,686)	(3,064)	-	(3,064)	(10,750)
Loan approval expenses	3,115	(445)	-	(445)	2,670
Junior mining companies (valued based on stock price)	1,300	624	550	1,174	2,474
Royalty	6,457	(2,389)	16	(2,373)	4,084
Tax loss benefit	(1,302)	(135)	-	(135)	(1,437)
Other	79	465	-	465	544
Foreign items (other)	(664)	154	-	154	(510)

Total temporary differences, unused losses and unused tax credits	205,455	(440)	268	(172)	205,283

Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2016

	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(87,440)	1,284	-	1,284	(86,156)
Property, plant and equipment and capitalized interest	236,094	(10,970)	-	(10,970)	225,124
Facility closure provision	-	(1,590)	-	(1,590)	(1,590)
Manufacturing expenses	109,134	1,496	-	1,496	110,630
Individual savings plans, unemployment insurance	4,155	1,980	(921)	1,059	5,214
Vacation accrual	(3,372)	(689)	-	(689)	(4,061)
Inventory provision	(29,428)	8,820	-	8,820	(20,608)
Materials provision	-	(7,776)	-	(7,776)	(7,776)
Forwards	(12,322)	1,646	470	2,116	(10,206)
Employee benefits	(1,956)	(4,827)	-	(4,827)	(6,783)
Research and development expenses	8,247	(3,606)	-	(3,606)	4,641
Accounts receivable	(5,076)	803	-	803	(4,273)
Provision for legal complaints and expenses	(7,357)	(329)	-	(329)	(7,686)
Loan approval expenses	3,651	(536)	-	(536)	3,115
Junior mining companies (valued based on stock price)	-	-	1,300	1,300	1,300
Royalty	6,410	47	-	47	6,457
Tax loss benefit	(1,525)	223	-	223	(1,302)
Other	97	(18)	-	(18)	79
Foreign items (other)	(82)	(582)	-	(582)	(664)

Total temporary differences, unused losses and unused tax credits	219,230	(14,624)	849	(13,775)	205,455

Disclosure of detailed information about net operating loss carryforwards [Text Block]	As of December 31, 2017 and December 31, 2016, tax loss carryforwards (NOL carryforwards) are detailed as follows:
	12/31/2017	12/31/2016
	ThUS$	ThUS$

Chile	1,437	1,302
Total	1,437	1,302

Disclosure of detailed information about unrecognized deferred tax assets and liabilities [Text Block]
Unrecognized deferred tax assets and liabilities as of December 31, 2017 and December 31, 2016 are as follows:

	12/31/2017	12/31/2016
	ThUS$	ThUS$
	Assets (liabilities)	Assets (liabilities)

Tax losses (NOL’s)	37	56
Doubtful accounts impairment	48	79
Inventory impairment	1,347	2,871
Pensions plan	1	297
Accrued vacations	19	29
Depreciation	(139)	(245)
Other	(36)	(45)
Balances to date	1,277	3,042

Disclosure of detailed information about movements in deferred tax assets and liabilities [Text Block]
Movements in deferred tax assets and liabilities as of December 31, 2017 and December 31, 2016 are detailed as follows:

	12/31/2017	12/31/2016
	ThUS$	ThUS$
	Liabilities (assets)	Liabilities (assets)

Deferred tax assets and liabilities, net opening balance	205,455	219,230
Increase (decrease) in deferred taxes in profit or loss	(440)	(14,624)
Increase (decrease) in deferred taxes in equity	268	849
Balances to date	205,283	205,455

Disclosure of detailed information about current and deferred tax expenses income [Text Block]
Current and deferred tax expenses (income) are detailed as follows:

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
	Income (expenses)	Income (expenses)	Income (expenses)

Current income tax expense
Current income tax expense	(182,122)	(149,669)	(89,869)
Adjustments to prior year current income tax	15,509	2,080	2,111
Current income tax expense, net, total	(166,613)	(147,589)	(87,758)

Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	440	14,624	3,992
Deferred tax expense, net, total	440	14,624	3,992
Tax expense (income)	(166,173)	(132,965)	(83,766)

Disclosure of detailed information about tax expenses income for foreign and domestic parties [Text Block]
Tax expenses (income) for foreign and domestic parties are detailed as follows:

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
	Income (expenses)	Income (expenses)	Income (expenses)

Current income tax expense by foreign and domestic parties, net
Current income tax expense, foreign parties, net	(14,396)	(10,844)	(5,719)
Current income tax expense, domestic, net	(152,217)	(136,745)	(82,039)
Current income tax expense, net, total	(166,613)	(147,589)	(87,758)

Deferred tax expense by foreign and domestic parties, net
Deferred tax expense, foreign parties, net	(154)	626	(232)
Deferred tax expense, domestic, net	594	13,998	4,224
Deferred tax expense, net, total	440	14,624	3,992
Income tax expense	(166,173)	(132,965)	(83,766)

Disclosure of detailed information about tax effects of other comprehensive income components [Text Block]
 Disclosures on the tax effects of other comprehensive income components:

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	12/31/2017	12/31/2017	12/31/2017
	ThUS$	ThUS$	ThUS$

Gain (loss) from defined benefit plans	(1,392)	282	(1,110)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(26)	(550)	(576)
Total	(1,418)	(268)	(1,686)

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	12/31/2016	12/31/2016	12/31/2016
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(3,397)	921	(2,476)
Cash flow hedge	2,233	(470)	1,763
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	4,813	(1,300)	3,513
Total	3,649	(849)	2,800

Income tax related to components of other income and expense with a charge or credit to net equity	Amount before taxes (expense) gain	((Expense) income for income taxes	Amount after taxes
	12/31/2015	12/31/2015	12/31/2015
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(174)	(309)	(483)
Cash flow hedge	86	96	182
Total	(88)	(213)	(301)